4. STOCKHOLDERS' EQUITY (June 2019 Note)	12 Months Ended
Jun. 30, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

(4)	STOCKHOLDERS’ EQUITY

(a)	Stock Options

The following table summarizes stock-based compensation expense for the years ended June 30:

	2019	2018
Cost of Goods Sold	$11,233	$8,669
Research and Development Expenses	20,398	15,423
Selling, General and Administrative Expenses	231,695	28,249
Stock Based Compensation Expense	$263,326	$52,341

(b) Common Stock Award

On August 2, 2018, the Company awarded its Chief Executive Officer 300,000 shares of common stock for services performed through June 30, 2018. As of June 30, 2019, 200,000 shares have been issued. The fair market value of the 300,000 shares on the award date equal to $210,000 has been recorded as general and administrative stock-based compensation expense in the quarter ended September 30, 2018.

No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2019 or 2018, as the Company is currently in a loss position. There were 831,000 stock options granted during the year ended June 30, 2019 and 40,000 stock options granted during the year ended June 30, 2018.

As of June 30, 2019, the unrecognized compensation costs related to options vesting in the future is $200,578. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk-free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal year 2019:

Year Ended
June 30, 2019
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.0%
Stock volatility	133%
Dividend yield	0
Weighted average fair value of grants	$0.70

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers and employees. The Company has the following stock option plans outstanding as of June 30, 2019: The Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”) and the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”). Vesting periods under the 2011 Plan and the 2006 Plan are at the discretion of the Board of Directors and typically average three and in some instances are subject to future performance criteria. Options under these Plans are granted at fair market value on the date of grant and typically have a term of ten years from the date of grant.

The 2011 Plan provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. On April 16, 2015, the Board of Directors approved an amendment to the 2011 Equity Incentive Plan which increased the maximum number of shares of the Company’s common stock that may be awarded under the Plan from 325,000 to 1,825,000, an increase of 1,500,000 shares. In connection therewith, on April 20, 2015, the Company filed a registration statement on Form S-8 to register the 1,500,000 shares of the Company’s common stock. On May 1, 2019, the Board of Directors approved an amendment to the 2011 Equity Incentive Plan which increased the maximum number of shares of our common stock that may be awarded under the Plan from 1,825,000 to 2,825,000, an increase of 1,000,000 shares. At June 30, 2019, a total of 1,702,102 stock options are outstanding and 655,898 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. At June 30, 2019, a total of 117,398 stock options are outstanding, and no shares of common stock are available for future grants under the 2006 Plan.

The following tables summarize stock option activity for the years ended June 30, 2019 and 2018:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2017	1,078,400	$0.78	7.01 years
Grants	40,000	$0.61
Cancellations	(62,700)	$0.99
Outstanding at June 30, 2018	1,055,700	$0.76	6.13 years
Grants	831,000	$0.99
Exercised	(64,500)	$0.75
Cancellations	(2,700)	$0.86
Outstanding at June 30, 2019	1,819,500	$0.87	7.05 years

Information related to the stock options outstanding as of June 30, 2019 is as follows:

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	2.04	$0.27	40,000	$0.27
$0.40	15,000	7.83	$0.40	10,000	$0.40
$0.48	60,000	6.75	$0.48	60,000	$0.48
$0.50	100,000	5.98	$0.50	100,000	$0.50
$0.55	46,500	4.60	$0.55	41,500	$0.55
$0.64	25,000	8.37	$0.64	15,000	$0.64
$0.70	100,000	9.10	$0.70	100,000	$0.70
$0.73	801,000	7.29	$0.73	631,500	$0.73
$0.85	6,000	3.51	$0.85	6,000	$0.85
$0.90	6,000	4.51	$0.90	6,000	$0.90
$0.95	30,000	5.03	$0.95	30,000	$0.95
$1.20	207,800	2.67	$1.20	207,800	$1.20
$1.30	381,000	9.89	$1.30	0	$1.30
$1.35	1,200	0.40	$1.35	1,200	$1.35
$0.27–1.35	1,819,500	7.09	$0.87	1,249,000	$0.87

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2019 was $565,150 and $484,005, respectively.

(c)	Warrants

Warrants for the issuance of 666,667 shares were exercised on or before October 16, 2017, by payment to the Company for the aggregate purchase price of $6,667. There were no warrants for the purchase of the Company’s stock outstanding as of June 30, 2019 or 2018.

(d)	Sale of Stock in August 2017

On August 22, 2017, the Company entered into agreements with accredited investors for the sale and purchase of 466,668 unregistered shares of its common stock, $0.01 par value at a purchase price of $0.45 per share. The Company received $210,001 in gross proceeds from the offering. The Company used the net proceeds from this placement for general working capital purposes.

Concurrently with the placement, the Company entered into an agreement with an investor for the sale of 88,888 unregistered shares of its common stock for services provided to the Company at a price of $0.45 per share.

In connection with the placement, the Company also entered into a registration rights agreement with the investors, pursuant to which the Company filed a registration statement for the 555,556 shares with the Securities and Exchange Commission on November 20, 2017 and which became effective on December 13, 2017.

(e)	Sale of Stock in October 2018

On October 16, 2018, the Company entered into agreements with accredited investors for the sale and purchase of 1,600,000 unregistered shares of its common stock, $0.01 par value at a purchase price of $1.25 per share. The Company received $2,000,000 in gross proceeds from the offering. The Company is using the net proceeds from this placement for general working capital purposes.

In connection with the placement, the Company also entered into a registration rights agreement with the investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before 90 calendar days after October 16, 2018 to register the resale by the investors of 1,600,000 shares of our common stock purchased in the placement. The registration statement was filed with the Securities and Exchange Commission on January 3, 2019 and Amendment No. 1 to the registration statement was filed with the Securities and Exchange Commission on January 16, 2019. The registration statement became effective on February 5, 2019.

(f)	Sale of Stock in July 2019

On July 1, 2019, the Company entered into agreements with accredited investors for the sale and purchase of 760,000 unregistered shares of its common stock, $0.01 par value at a purchase price of $1.25 per share. The Company received $950,000 in gross proceeds from the offering, $925,000 of which was received as of June 30, 2019 and is included in the accompanying statement of stockholders’ equity as common stock subscriptions. The Company used the net proceeds from this placement to partially fund the July 1, 2019 acquisition of the operating assets of Ross Optical Industries, Inc with an effective date of June 1, 2019.

In connection with the placement, the Company also entered into a registration rights agreement with the investors, whereby the Company is obligated to file a registration statement with the Securities Exchange Commission on or before 120 calendar days after July 1, 2019 to register the resale by the investors of 760,000 shares of our common stock purchased in the placement.